UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: March 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT

MARCH 31, 2007

Western Asset New York Municipal Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Western Asset New York Municipal Money Market Fund

Annual Report  •  March 31, 2007

What’s

Inside

Fund Objective

The Fund seeks to provide income exempt from both regular federal income taxes* and New York State and New York City personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

*	Certain investors may be subject to the federal alternative minimum tax and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

The Fund is a separate investment fund of the Legg Mason Partners Money Market Trust, a Maryland business trust.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

Dear Shareholder,

The U.S. economy expanded at a moderate pace during the 12-month reporting period. After expanding 2.6% in the second quarter of 2006, gross domestic product (“GDP”)i increased 2.0% in the third quarter and 2.5% in the fourth quarter. The advance estimate for first quarter 2007 GDP growth was 1.3%. While consumer spending has remained fairly solid, the cooling housing market continued to negatively impact the economy.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii has held rates steady at its last six meetings. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “…The Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—yields fell sharply during the third quarter as the Fed paused from its tightening cycle. Yields then fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Then, at the end of February 2007, yields fell sharply as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the 12 months ended March 31, 2007, two-year Treasury yields moved from 4.82% to 4.58%. Over the same period, 10-year Treasury yields fell from 4.86% to 4.65%. The yields available from money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Western Asset New York Municipal Money Market Fund         I

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals, and where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information,

II         Western Asset New York Municipal Money Market Fund

as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Additionally, as of close of business April 13, 2007, the Fund was renamed Western Asset New York Municipal Money Market Fund.

Changes to certain shares class names and features were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 30, 2007

Western Asset New York Municipal Money Market Fund         III

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV         Western Asset New York Municipal Money Market Fund

Fund Overview

Q. What were the overall market conditions during the Fund’s reporting period?

A. As the fiscal year began, the bond market faced a number of challenges, including additional short-term interest rate hikes by the Federal Reserve Board (“Fed”)i, inflationary pressures and signs of solid economic growth. However, as the period progressed, oil prices moderated, a cooling housing market triggered slower economic growth and the Fed paused from raising rates after June 2006. These factors, as well as a flight to quality when the stock market abruptly fell in February 2007, helped both short- and long-term yields to fall during the 12 months ended March 31, 2007. Over this time, there were several periods of increased volatility in the bond market. This was often triggered by changing perceptions regarding the economy, inflation and the Fed’s future monetary policy. Money market yields fluctuated during the reporting period in concert with changing short-term rates. In general, investor demand for money market securities was solid over the fiscal year.

Performance Review

As of March 31, 2007, the seven-day current yield for Class A shares of Western Asset New York Municipal Money Market Fund was 3.06% and its seven-day effective yield, which reflects compounding, was 3.11%.1

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield and seven-day effective yield would have remained unchanged.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Municipal Money Market Fund Yields as of March 31, 2007 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A Shares	3.06%	3.11%

Class I Shares (formerly Class Y)	3.16%	3.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.
Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield and the seven-day effective yield would have remained unchanged.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         1

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

What were the leading contributors to performance?

A. During the fiscal year, we actively managed the Fund’s portfolio given the changing interest rate environment. During the first half of the reporting period, we kept the Fund’s weighted average maturity (“WAM”)ii shorter than that of its iMoneyFund Report Averageiii peer group. This was beneficial to performance, as the Fed continued to raise short-term interest rates and yields on money market instruments rose. As the reporting period progressed, we started to lengthen the Fund’s WAM when advantageous, as the Fed’s rate hike campaign came to an end. This also served to enhance the Fund’s results.

Throughout the period, we continued to emphasize a high quality portfolio that contained a diversified mix of tax-exempt commercial paper, variable rate demand notes and municipal notes. At the end of the fiscal year, the Fund’s WAM was 23 days versus 12 days when the reporting period began. Given this increase, the Fund’s WAM is now closer to its iMoneyFund Report Average peer group than it has been in recent years.

What were the leading detractors from performance?

A. At certain times during the reporting period, fluctuating yields led to some opportunities that weren’t 100% capitalized on given the Fund’s overall positioning. For example, on several occasions during the fiscal year, the yields available from variable rate instruments rose to attractive levels. If the Fund had a larger exposure to these securities and held its WAM somewhat shorter, it would have been able to more fully participate in this opportunity.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund’s portfolio during the reporting period.

Thank you for your investment in Western Asset New York Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

April 13, 2007

2         Western Asset New York Municipal Money Market Fund 2007 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for more information on these and other risks.

[i]

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The weighted average maturity (“WAM”) of a fixed-income fund is a measure of the length of time to maturity of the underlying fixed income securities in the portfolio weighted to reflect the relative holdings in each instrument.

iii

The iMoneyFund Report Average is the average for all major taxable and tax-free money market mutual fund yields published weekly for 7- and 30-day simple and compound (assumes reinvested dividends) yields. The IMoneyFund Report also tracks the average maturity of securities in money fund portfolios. A short maturity of about 30 days or less reflects the conviction that interest rates will rise, and a long maturity of 60 days or more reflects a sentiment that rates will fall.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         3

Fund at a Glance (unaudited)

4         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2006 and held for the six months ended March 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	1.51%	$1,000.00	$1,015.10	0.55%	$2.76

Class I(5)	1.56	1,000.00	1,015.60	0.45	2.26

(1)	For the six months ended March 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,022.19	0.55%	$2.77

Class I(4)	5.00	1,000.00	1,022.69	0.45	2.27

(1)	For the six months ended March 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.

6         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007)

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 97.7%
Education — 8.0%
$5,340,000	A-1+	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 3.640%, 4/5/07 (a)	$5,340,000
4,000,000	VMIG1(b)	Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Monroe Community College, Series A, LOC-JPMorgan Chase, 3.630%, 4/5/07 (a)	4,000,000
7,245,000	VMIG1(b)	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, Series A, LOC-Bank of America, 3.600%, 4/5/07 (a)	7,245,000
		New York State Dormitory Authority:
		Mount Sinai School of Medicine, TECP, LOC-JPMorgan Chase:
10,348,000	A-1+	3.600% due 5/4/07	10,348,000
6,950,000	A-1+	3.600% due 6/4/07	6,950,000
		Revenue:
2,000,000	A-1+	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale, 3.680%, 4/4/07 (a)	2,000,000
		Cornell University:
1,705,000	A-1+	Series A, SPA-JPMorgan Chase, 3.600%, 4/5/07 (a)	1,705,000
3,800,000	A-1+	Series B, SPA-JPMorgan Chase, 3.750%, 4/2/07 (a)	3,800,000
71,375,000	A-1+	Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.600%, 4/4/07 (a)	71,375,000
13,520,000	A-1	Non-State Supported Debt, NYSARC Inc., Series B, AMBAC-Insured, SPA-Keybank N.A., 3.660%, 4/5/07 (a)	13,520,000
1,600,000	VMIG1(b)	Oxford University Press Inc. LOC-Landesbank Hessen-Thuringen, 3.630%, 4/4/07 (a)	1,600,000
12,735,000	VMIG1(b)	Series 1526, MBIA-Insured, LIQ-Morgan Stanley, 3.680%, 4/5/07 (a)(c)	12,735,000
4,165,000	A-1+	State Personal Income Tax Revenue, Refunding Education, Series C, SPA-Depfa Bank PLC, 3.590%, 4/5/07 (a)	4,165,000
4,225,000	VMIG1(b)	Oneida County, NY, IDA, Civic Facility, Hamilton College, MBIA-Insured, SPA-Bank of New York, 3.600%, 4/4/07 (a)	4,225,000
6,000,000	VMIG1(b)	Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Finger Lakes, Series A, LOC-Citizens Bank, 3.630%, 4/5/07 (a)	6,000,000
16,380,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities, Series 235, PART, MBIA-Insured, LIQ-JPMorgan Chase, 3.650%, 4/5/07 (a)	16,380,000
		Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University:
7,295,000	A-1+	Series A, SPA-JPMorgan Chase, 3.600%, 4/5/07 (a)	7,295,000
7,000,000	A-1+	Series B, SPA-JPMorgan Chase, 3.600%, 4/5/07 (a)	7,000,000

		Total Education	185,683,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         7

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Finance — 6.0%
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured:
$555,000	A-1+	Series A, SPA-Dexia Credit Local, 3.550%, 4/4/07 (a)	$555,000
1,615,000	A-1+	Series B, SPA-BNP Paribas, 3.590%, 4/4/07 (a)	1,615,000
		New York City, NY, TFA:
		Future Tax Secured:
6,800,000	A-1+	Revenue, Series C, LIQ-Landesbank Baden-Wurttemberg, 3.620%, 4/4/07 (a)	6,800,000
8,400,000	A-1+	Series C, SPA-Bayerische Landesbank, 3.750%, 4/2/07 (a)	8,400,000
9,600,000	A-1+	Subordinated Series C2, SPA-Landesbank Hessen-Thuringen, 3.750%, 4/2/07 (a)	9,600,000
		New York City Recovery Project Revenue:
		Series 1:
15,950,000	A-1+	Subordinated 1A, LIQ-Landesbank Hessen-Thuringen, 3.650%, 4/4/07 (a)	15,950,000
1,000,000	A-1+	Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.750%, 4/2/07 (a)	1,000,000
12,200,000	A-1+	Subordinated Series 1D, 3.750%, 4/2/07 (a)	12,200,000
		Series 3:
3,000,000	A-1+	Subordinated Series 3-E, 3.740%, 4/2/07 (a)	3,000,000
3,100,000	A-1+	Subordinated Series 3-F, SPA-Royal Bank of Canada, 3.750%, 4/2/07 (a)	3,100,000
31,300,000	A-1+	Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.750%, 4/2/07 (a)	31,300,000
8,000,000	A-1+	Revenue Subordinated Series 2D, LIQ-Lloyds TSB Bank, 3.620%, 4/4/07 (a)	8,000,000
2,400,000	A-1+	Subordinated Series 2-F, LIQ-Bayerische Landesbank, 3.750%, 4/2/07 (a)	2,400,000
		New York State LGAC:
9,500,000	A-1+	Refunding, Series A-5V, FSA-Insured, 3.600%, 4/4/07 (a)	9,500,000
		Series B:
10,000,000	A-1+	LOC-Bank of Nova Scotia, 3.600%, 4/4/07 (a)	10,000,000
500,000	A-1+	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.590%, 4/4/07 (a)	500,000
7,855,000	A-1+	Series F, LOC-Societe Generale, 3.590%, 4/4/07 (a)	7,855,000
300,000	A-1+	New York, LGAC, Series E, LOC-Landesbank Hessen-Thuringen, 3.650%, 4/4/07 (a)	300,000
6,345,000	VMIG1(b)	Puerto Rico, Public Finance Corp., CTFS, Series 520, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.640%, 4/5/07 (a)	6,345,000

		Total Finance	138,420,000

General Obligation — 16.3%
5,000,000	NR	Ardsley, NY, Union Free School District, GO, BAN, Series D, 4.250% due 6/15/07	5,007,067
5,500,000	NR	Bayport-Blue Point, NY, GO, Union Free School District, TAN, 4.500% due 6/29/07	5,510,002

See Notes to Financial Statements.

8         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

General Obligation — 16.3% (continued)
$26,500,000	MIG1(b)	Centereach, NY, GO, Middle Country CSD, TAN, 4.500% due 6/27/07	$26,548,955
7,500,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya and Banco Santander PR, 4.500% due 7/30/07	7,524,076
5,689,000	MIG1(b)	East Hampton Town, NY, GO, BAN, Series B, 4.250% due 6/7/07	5,696,110
12,500,000	NR	East Hampton, NY, GO, Union Free School District, TAN, 4.500% due 6/29/07	12,522,646
9,000,000	NR	Harborfields, NY, GO, CSD Greenlawn, TAN, 4.500% due 6/28/07	9,015,274
7,700,000	NR	Hauppauge, NY, GO, Union Free School District, TAN, 4.250% due 6/28/07	7,712,610
4,500,000	NR	Islip, NY, GO, Union Free School District No 2, TAN, 4.500% due 6/28/07	4,508,080
45,000,000	F-1+(d)	Nassau County, NY, GO, TAN, Series B, 4.000% due 10/31/07	45,127,214
		New York City, NY:
		GO:
600,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 3.650%, 4/5/07 (a)	600,000
10,000,000	A-1+	Series A, Subordinated Series A-3, LOC-BNP Paribas, 3.650%, 4/4/07 (a)	10,000,000
2,000,000	A-1+	Series F-6, LOC-Morgan Guaranty Trust, 3.620%, 4/4/07 (a)	2,000,000
700,000	A-1	Series H, Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank, 3.760%, 4/2/07 (a)	700,000
13,200,000	A-1+	Series J, Subordinated Series J-2, LOC-Westdeutsche Landesbank, 3.650%, 4/4/07 (a)	13,200,000
2,915,000	A-1+	Subordinated Series F-4, LOC-Royal Bank of Scotland, 3.640%, 4/5/07 (a)	2,915,000
700,000	A-1+	Series B2, Sub-Series B5, MBIA-Insured, SPA-Bank of Nova Scotia, 3.760%, 4/2/07 (a)	700,000
4,000,000	NR	Series H-5, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, TECP, 3.610% due 5/16/07	4,000,000
2,100,000	A-1+	Subordinated Series F-3, LOC-Royal Bank of Scotland, 3.620%, 4/5/07 (a)	2,100,000
8,520,000	A-1+	New York State, Series A, LOC-Dexia Credit Local, 3.580% due 7/12/07 (e)	8,520,000
		New York, NY, GO:
		Series I:
36,325,000	A-1+	Subordinated Series I-4, LOC-Bank of New York, 3.650%, 4/4/07 (a)	36,325,000
13,000,000	A-1+	Subordinated Series I-7, LOC-Bank of America, 3.680%, 4/4/07 (a)	13,000,000
4,600,000	A-1+	Subordinated Series I-8, LOC-Bank of America, 3.760%, 4/2/07 (a)	4,600,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         9

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

General Obligation — 16.3% (continued)
$1,155,000	A-1+	Subordinated Series A-5, LOC-Bank of Nova Scotia, 3.600%, 4/4/07 (a)	$1,155,000
2,100,000	A-1+	Subordinated Series H-5, LOC-Dexia Credit Local, 3.650%, 4/4/07 (a)	2,100,000
67,125,000	A-1+	New York State, Series A, TECP, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.630%, 4/4/07 (a)	67,125,000
14,500,000	NR	Port Washington, NY, GO, Union Free School District, TAN, 4.500% due 6/28/07	14,527,306
1,760,000	A-1+	Puerto Rico MFA, GO, PA 642, MBIA-Insured, LIQ-Merrill Lynch Capital Services Inc., PART, 3.640%, 4/5/07 (a)(c)	1,760,000
10,000,000	NR	Riverhead, NY, CSD, GO, TAN, 4.000% due 6/29/07	10,007,325
		Suffolk County, NY, GO:
8,500,000	SP-1+	Longwood CSD, TAN, 4.500% due 6/28/07	8,513,948
		TAN:
40,000,000	SP-1+	4.000% due 8/16/07	40,073,797
4,000,000	SP-1+	4.250% due 8/16/07	4,008,896

		Total General Obligation	377,103,306

Government Facilities — 3.8%
		Jay Street Development Corp., NY, Courts Facility Lease Revenue:
		New York City, Jay Street Project, Series A-2, LOC-Depfa Bank PLC:
800,000	A-1+	3.760%, 4/2/07 (a)	800,000
6,170,000	A-1+	3.640%, 4/4/07 (a)	6,170,000
1,600,000	A-1+	Series A-3, LOC-Depfa Bank PLC, 3.600%, 4/4/07 (a)	1,600,000
1,800,000	A-1+	Series A-4, LOC-Depfa Bank PLC, 3.740%, 4/2/07 (a)	1,800,000
6,500,000	A-1+	Court Facilities Lease Revenue, New York City, Jay Street Project, Series A, LOC-Depfa Bank PLC, 3.740%, 4/2/07 (a)	6,500,000
59,420,000	A-1+	Court Facilities Lease Revenue, Series A-1, LOC-Bank of America, 3.620%, 4/4/07 (a)	59,420,000
11,170,000	VMIG1(b)	New York State Urban Development Corp. Revenue, MERLOT, Series N, PART, SPA-Wachovia Bank, 3.680%, 4/4/07 (a)	11,170,000

		Total Government Facilities	87,460,000

Hospitals — 8.7%
5,540,000	VMIG1(b)	Essex County, NY, Industrial Development Agency Civic Facilities Revenue, Elizabethtown Community Hospital, Series A, LOC-Keybank N.A., 3.660%, 4/5/07 (a)	5,540,000
		Nassau Health Care Corp.:
920,000	A-1+	New York Revenue, Subordinated Series 2004-C2, FSA-Insured, SPA-Dexia Credit Local, 3.590%, 4/5/07 (a)	920,000
19,890,000	A-1+	Subordinated Series 2004-C1, Refunding, FSA-Insured, SPA-Dexia Credit Local, 3.630%, 4/5/07 (a)	19,890,000

See Notes to Financial Statements.

10         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Hospitals — 8.7% (continued)
$12,350,000	VMIG1(b)	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, Series A, LOC-Bank of America, 3.620%, 4/5/07 (a)	$12,350,000
		New York State Dormitory Authority Revenue:
41,525,000	A-1+	Mental Health Facilities Improvement, Series F-2A, FSA-Insured, SPA-Dexia Credit Local, 3.650%, 4/5/07 (a)	41,525,000
		Mental Health Services:
44,050,000	A-1+	Subordinated Series D-2A, MBIA-Insured, SPA-JPMorgan Chase, 3.650%, 4/5/07 (a)	44,050,000
11,825,000	A-1+	Subordinated Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg, 3.600%, 4/5/07 (a)	11,825,000
		New York State Dormitory Authority Revenue, Catholic Health System Obligation:
13,360,000	VMIG1(b)	Series A, LOC-HSBC Bank USA, 3.630%, 4/5/07 (a)	13,360,000
5,000,000	VMIG1(b)	Series C, LOC-HSBC Bank USA, 3.630%, 4/5/07 (a)	5,000,000
9,165,000	VMIG1(b)	Oneida County, NY, Industrial Development Agency Civic Facility Revenue, Saint Elizabeth Medical Center Facility, Series A, LOC-HSBC Bank, 3.630%, 4/5/07 (a)	9,165,000
		Orange County, NY, IDA:
13,765,000	A-1	Civic Facility Revenue, Arden Hill Hospital Project, FSA-Insured, SPA-Morgan Stanley, 3.600%, 4/5/07 (a)	13,765,000
11,050,000	A-1	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.650%, 4/5/07 (a)	11,050,000
7,000,000	VMIG1(b)	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank, 3.630%, 4/5/07 (a)	7,000,000
4,900,000	A-1+	Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, Huntington Hospital, Series A, LOC-Bank of America, 3.620%, 4/4/07 (a)	4,900,000

		Total Hospitals	200,340,000

Housing: Multi-Family — 15.1%
6,500,000	VMIG1(b)	Clifton Park Industrial Development Agency MFH Revenue, Coburg Village Project, LIQ-FHLMC, 3.630%, 4/5/07 (a)	6,500,000
		New York City, NY, HDC:
		MFH Rent Revenue:
5,000,000	A-1+	100 Jane Street Development, Series A, FNMA-Insured, 3.690%, 4/4/07 (a)(f)	5,000,000
12,700,000	A-1+	Brittany Development, Series A, FNMA-Insured, LIQ-FNMA, 3.690%, 4/4/07 (a)(f)	12,700,000
1,550,000	A-1+	First Avenue Development, Series A, FNMA-Collateralized, 3.690%, 4/4/07 (a)(f)	1,550,000
17,500,000	A-1+	One Columbus Place Development, Series A, FNMA-Collateralized, 3.700%, 4/4/07 (a)(f)	17,500,000
8,000,000	A-1+	Related Sierra Development, Series A, LIQ-FNMA, 3.700%, 4/4/07 (a)(f)	8,000,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         11

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 15.1% (continued)
$1,900,000	A-1+	Tribeca Tower, Series A, FNMA-Collateralized, 3.670%, 4/4/07 (a)(f)	$1,900,000
		MFH Revenue:
900,000	A-1+	Morris Avenue Apartments, Series A, LOC-HSBC Bank USA N.A., 3.680%, 4/4/07 (a)(f)	900,000
3,110,000	A-1+	Mtg-33 West Tremont Avenue, Series A, LOC-HSBC Bank USA N.A., 3.680%, 4/4/07 (a)(f)	3,110,000
7,840,000	A-1+	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 3.680%, 4/4/07 (a)(f)	7,840,000
11,300,000	A-1+	Multi-Family Highbridge Apartments, Series A, LOC-HSBC Bank USA N.A., 3.680%, 4/4/07 (a)(f)	11,300,000
3,000,000	A-1+	Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, FNMA-Insured, 3.630%, 4/4/07 (a)	3,000,000
10,650,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.620%, 4/4/07 (a)	10,650,000
		New York State HFA:
3,000,000	VMIG1(b)	240 East 39th Street Housing, Series A, LIQ-FNMA, 3.700%, 4/4/07 (a)(f)	3,000,000
		Revenue:
		350 West 43rd Street:
17,700,000	VMIG1(b)	Housing A, Landesbank Hessen-Thuringen, 3.720%, 4/4/07 (a)(f)	17,700,000
4,550,000	A-1+	Series A, LOC-Landesbank Hessen-Thuringen, 3.710%, 4/4/07 (a)(f)	4,550,000
2,760,000	VMIG1(b)	360 West 43, Series A, FNMA-Insured, LIQ-FNMA, 3.660%, 4/4/07 (a)(f)	2,760,000
38,830,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.630%, 4/4/07 (a)	38,830,000
7,500,000	VMIG1(b)	Victory Housing, Series 2001-A, LIQ-FHLMC, 3.660%, 4/4/07 (a)(f)	7,500,000
2,400,000	VMIG1(b)	West 17th Street Housing, Series A, LOC-Landesbank Baden-Wurttemberg, 3.710%, 4/4/07 (a)(f)	2,400,000
12,000,000	VMIG1(b)	Series A, SPA-FNMA, 3.670%, 4/4/07 (a)(f)	12,000,000
		Service Contract Revenue:
21,300,000	A-1+	Series A, LOC-Westdeutsche Landesbank, 3.630%, 4/4/07 (a)	21,300,000
14,800,000	A-1+	Series B, LOC-BNP Paribas, 3.630%, 4/4/07 (a)	14,800,000
7,000,000	VMIG1(b)	Victory Housing, Series 2002-A, LIQ-FHLMC, 3.660%, 4/4/07 (a)(f)	7,000,000
15,600,000	VMIG1(b)	Worth Street, Series A, LIQ-FNMA, 3.660%, 4/4/07 (a)(f)	15,600,000
		New York State Housing Finance Agency, Revenue:
57,400,000	VMIG1(b)	188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen-Thuringen, 3.690%, 4/4/07 (a)(f)	57,400,000
16,900,000	A-1+	240 East 39th Street Housing, Remarketed 12/1/00, 3.700%, 4/4/07 (a)(f)	16,900,000

See Notes to Financial Statements.

12         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 15.1% (continued)
$7,000,000	VMIG1(b)	360 West, 43-A-Remarketed 12/11/03, FNMA-Insured, 3.660%, 4/4/07 (a)(f)	$7,000,000
1,300,000	VMIG1(b)	1500 Lexington Associates LLC, Series A, Remarketed 4/15/04, LIQ-FNMA, 3.650%, 4/4/07 (a)(f)	1,300,000
2,000,000	VMIG1(b)	Clinton Green North Housing, Series A, LOC-Bank of America, 3.700%, 4/4/07 (a)(f)	2,000,000
10,000,000	VMIG1(b)	MFH Secured Mortgage, Series A, LIQ-FHLMC, 3.690%, 4/4/07 (a)(f)	10,000,000
12,000,000	A-1+	New York, NY, HDC, MFH, Revenue, 90 West St., Series A, LIQ-FNMA, 3.650%, 4/4/07 (a)	12,000,000
4,500,000	VMIG1(b)	Westchester County, NY, IDA, IDR, Levister Redevelopment Co. LLC, Series B, LOC-Wachovia Bank, 3.670%, 4/5/07 (a)(f)	4,500,000

		Total Housing: Multi-Family	348,490,000

Housing: Single Family — 2.1%
		New York State Housing Finance Agency:
		Revenue:
		Service Contract Revenue:
		Refunding:
5,100,000	A-1+	Series C, LOC-Dexia Credit Local, 3.630%, 4/4/07 (a)	5,100,000
5,200,000	A-1+	Series D, LOC-State Street Bank & Trust Co., 3.630%, 4/4/07 (a)	5,200,000
8,850,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 3.650%, 4/4/07 (a)	8,850,000
12,800,000	A-1+	Series E, LOC-BNP Paribas, 3.650%, 4/4/07 (a)	12,800,000
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
10,000,000	VMIG1(b)	Series 132, SPA-Dexia Credit Local, 3.700%, 4/2/07 (a)(f)	10,000,000
6,000,000	VMIG1(b)	Series 139, LOC-Dexia Credit Local, 3.780%, 4/2/07 (a)(f)	6,000,000

		Total Housing: Single Family	47,950,000

Industrial Development — 3.3%
4,000,000	VMIG1(b)	Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, Series A, LOC-HSBC Bank USA N.A., 3.630%, 4/5/07 (a)	4,000,000
4,000,000	VMIG1(b)	Clinton County, NY, Industrial Development Agency, Civic Facility Revenue, Champlain Valley Hospital Project, Series A, LOC-Keybank N.A., 3.660%, 4/5/07 (a)	4,000,000
1,375,000	VMIG1(b)	Essex County, NY, Industrial Development Agency, Civic Facilities Revenue, Refunding, Elizabethtown Community, Series B, LOC-Keybank N.A., 3.660%, 4/5/07 (a)	1,375,000
2,330,000	A-1+	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA N.A., 3.800%, 4/5/07 (a)(f)	2,330,000
3,065,000	VMIG1(b)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank N.A., 3.640%, 4/5/07 (a)	3,065,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         13

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Industrial Development — 3.3% (continued)
$425,000	VMIG1(b)	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase, 3.660%, 4/5/07 (a)	$425,000
1,695,000	A-1+	New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase, 3.770%, 4/5/07 (a)(f)	1,695,000
		New York City, NY, IDA, Revenue:
5,000,000	A-1+	Children’s Oncology Society, LOC-Bank of New York, 3.650%, 4/4/07 (a)	5,000,000
1,500,000	A-1+	Civic Facilities Revenue, Lycee Francais Development NY Project, Series B, LOC-JPMorgan Chase, 3.740%, 4/2/07 (a)	1,500,000
		New York City, NY, Industrial Development Agency, Civic Facility Revenue:
6,960,000	VMIG1(b)	New York Congregational Nursing, Series A, LOC-HSBC Bank USA, 3.630%, 4/5/07 (a)	6,960,000
4,530,000	VMIG1(b)	Refunding and Improvement, 07 All Stars Project, Series A, LOC-JPMorgan Chase, 3.650%, 4/5/07 (a)	4,530,000
		New York, NY, Industrial Development Agency:
5,300,000	VMIG1(b)	Civic Facilities Revenue, Auditory/Oral School Project, LOC-Wachovia Bank N.A., 3.650%, 4/5/07 (a)	5,300,000
5,000,000	VMIG1(b)	Civic Facility Revenue, Grace Church School Project, LOC-Wachovia Bank, 3.630%, 4/5/07 (a)	5,000,000
750,000	A-1+	Oneida County, NY, IDA Revenue, Harden Furniture, LOC-Bank of America, 3.670%, 4/4/07 (a)(f)	750,000
4,085,000	VMIG1(b)	Oneida County, NY, Industrial Development Agency Civic Facility Revenue, Mohawk Valley, St. Lukes, Series E, LOC-Bank of America, 3.640%, 4/5/07 (a)	4,085,000
1,260,000	A-1+	Ontario County, NY, IDA, IDR, Dixit Enterprises, Series B, LOC-HSBC Bank USA N.A., 3.800%, 4/5/07 (a)(f)	1,260,000
11,650,000	A-1+	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal Bank of Scotland, 3.600%, 4/5/07 (a)	11,650,000
830,000	P-1(b)	Schenectady County, NY, IDA, IDR, Refunding, Scotia Industrial Park Project, Series 98-A, LOC-Bank of America, 3.600%, 4/4/07 (a)	830,000
		Suffolk County, NY, IDA, IDR:
3,400,000	A-1+	JBC Realty LLC, LOC-JPMorgan Chase, 3.670%, 4/4/07 (a)(f)	3,400,000
2,590,000	A-1	Third Project Wolf Family, Series A, LOC-HSBC Bank USA N.A., 3.800%, 4/5/07 (a)(f)	2,590,000
1,600,000	A-1+	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wachovia Bank, 3.630%, 4/5/07 (a)	1,600,000
4,550,000	A-1+	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of New York, 3.640%, 4/4/07 (a)	4,550,000
135,000	A-1+	Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-HSBC Bank USA N.A., 3.800%, 4/5/07 (a)(f)	135,000

		Total Industrial Development	76,030,000

See Notes to Financial Statements.

14         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Miscellaneous — 1.6%
		Hudson Yards Infrastructure Corp., NY, Revenue:
$15,990,000	F-1+(d)	Series 1564, PART, FGIC-Insured, LIQ-Morgan Stanley, 3.680%, 4/5/07 (a)(c)	$15,990,000
15,380,000	VMIG1(b)	Series 1608, PART, FGIC-Insured, LOC-Morgan Stanley Municipal Funding Inc., 3.680%, 4/5/07 (a)(c)	15,380,000
5,220,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities Revenue, Floater Certificates, Series 464, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.640%, 4/5/07 (a)	5,220,000

		Total Miscellaneous	36,590,000

Pollution Control — 4.3%
		New York State Environmental Facilities Corp., TECP:
		Series 97A, Solid Waste Disposal Revenue, LOC-Bayerische Landesbank & Landesbank Hessen-Thuringen:
6,500,000	A-1+	3.620% due 5/16/07	6,500,000
23,900,000	A-1+	3.600% due 5/21/07	23,900,000
11,700,000	A-1+	3.620% due 5/21/07	11,700,000
		Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase & Landesbank Hessen-Thuringen:
40,000,000	A-1+	3.530% due 5/2/07	40,000,000
16,800,000	A-1+	3.550% due 5/2/07	16,800,000

		Total Pollution Control	98,900,000

Public Facilities — 4.0%
		Buffalo, NY, Fiscal Stability Authority:
12,000,000	MIG1(b)	BAN, Series A-1, 4.250% due 8/14/07	12,031,433
6,500,000	MIG1(b)	Series A-1, 4.250% due 5/15/07	6,505,767
		New York City, NY, Trust for Cultural Resources:
2,000,000	A-1	Museum of Broadcasting, LOC-KBC Bank NV, 3.600%, 4/4/07 (a)	2,000,000
		Revenue:
3,035,000	VMIG1(b)	American Museum of Natural History, Series 162, AMBAC-Insured, LIQ-Morgan Stanley, 3.680%, 4/5/07 (a)	3,035,000
9,605,000	A-1+	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.650%, 4/5/07 (a)	9,605,000
		New York State Dormitory Authority Revenue:
		Metropolitan Museum of Art:
2,430,000	A-1+	Series A, 3.600%, 4/4/07 (a)	2,430,000
350,000	A-1+	Series B, 3.600%, 4/4/07 (a)	350,000
		New York Public Library:
9,205,000	A-1+	Series A, MBIA-Insured, SPA-Wachovia Bank, 3.620%, 4/4/07 (a)	9,205,000
8,870,000	A-1+	Series B, MBIA-Insured, SPA-Wachovia Bank, 3.620%, 4/4/07 (a)	8,870,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         15

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Public Facilities — 4.0% (continued)
$9,730,000	A-1+	PT-1447, PART, MBIA-Insured, SPA-Merrill Lynch, 3.690%, 4/5/07 (a)(c)	$9,730,000
7,300,000	A-1+	Puerto Rico Public Finance Corp. Revenue, Floats PA 552, PART, AMBAC-Insured, SPA-Merrill Lynch, 3.640%, 4/5/07 (a)	7,300,000
22,770,000	F-1+(d)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3959, PART, FGIC-Insured, SPA-Merrill Lynch, 3.690%, 4/5/07 (a)(c)	22,770,000

		Total Public Facilities	93,832,200

Transportation — 9.7%
		Metropolitan Transportation Authority of New York Revenue:
25,000,000	A-1+	Dedicated Tax, Series B, FSA-Insured, SPA-Dexia Credit Local, 3.650%, 4/5/07 (a)	25,000,000
45,050,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.650%, 4/5/07 (a)	45,050,000
15,050,000	A-1+	Subordinated Series E-1, LOC-Fortis Bank NY, 3.630%, 4/5/07 (a)	15,050,000
		TECP, LOC-ABN AMRO:
10,000,000	A-1+	3.650% due 6/8/07	10,000,000
5,000,000	A-1+	3.630% due 6/11/07	5,000,000
100,000	A-1+	Metropolitan Transportation Authority, NY, Revenue, Refunding, Series G-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen Grozentrele, 3.640%, 4/5/07 (a)	100,000
4,545,000	AAA	Metropolitan Transportation Authority, NY, Service Contract Revenue, Series B, FGIC-Insured, 5.000% due 1/1/08	4,591,006
5,200,000	F-1+(d)	New York State Thruway Authority General Revenue, Series PT-2663, PART, AMBAC-Insured, LIQ-Merrill Lynch, 3.690%, 4/5/07 (a)(c)	5,200,000
10,000,000	VMIG1(b)	New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series 1611, AMBAC-Insured, LOC-Morgan Stanley Municipal Funding Inc., 3.680%, 4/5/07 (a)(c)	10,000,000
		Triborough Bridge & Tunnel Authority:
11,335,000	AAA	MSTC, Series 1992-72, Class A, PART, MBIA-Insured, LIQ-Bear Stearns, 3.650%, 4/5/07 (a)	11,335,000
40,315,000	A-1+	Revenue, Refunding, Gem Subordinated Series B-3, SPA-Bank of America, 3.640%, 4/5/07 (a)	40,315,000
		Triborough Bridge & Tunnel Authority, NY, Revenue:
4,500,000	A-1+	General Series A, SPA-Dexia Credit Local, 3.650%, 4/4/07 (a)	4,500,000
		Refunding:
33,700,000	A-1+	Series F, SPA-ABN AMRO Bank N.V., 3.650%, 4/5/07 (a)	33,700,000
13,795,000	A-1+	Subordinated Series B-2, SPA-Dexia Credit Local, 3.650%, 4/5/07 (a)	13,795,000

		Total Transportation	223,636,006

See Notes to Financial Statements.

16         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Utilities — 10.3%
$10,000,000	A-1	Long Island Power Authority, Electric Systems Revenue, Series 1647, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)(c)	$10,000,000
		Long Island Power Authority:
1,400,000	A-1+	Electric System Revenue, Subordinated Series 2, Subordinated Series 2B, LOC-Bayerische Landesbank, 3.740%, 4/2/07 (a)	1,400,000
		Series 1:
17,825,000	A-1+	Subordinated Series 1A, LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg, 3.650%, 4/4/07 (a)	17,825,000
5,500,000	A-1+	Subordinated Series 1B, LOC-State Street Bank & Trust Co., 3.750%, 4/2/07 (a)	5,500,000
18,250,000	A-1+	Series 2, Subordinated Series 2A, LOC-Westdeutsche Landesbank, 3.620%, 4/4/07 (a)	18,250,000
40,350,000	A-1+	Series 7, Subordinated Series 7-B, MBIA-Insured, SPA-Fortis Bank NY, 3.620%, 4/4/07 (a)	40,350,000
		New York State Energy Research & Development Authority Revenue, Consolidated Edison Co.:
18,075,000	A-1+	Subordinated Series A-2, LOC-Wachovia Bank, 3.650%, 4/4/07 (a)	18,075,000
23,000,000	A-1+	Subordinated Series A-3, LOC-Wachovia Bank, 3.630%, 4/4/07 (a)	23,000,000
7,931,000	A-1+	New York State Power Authority, NY, Series 1, EMCP, TECP, LIQ-Bank of New York, JPMorgan Chase, Bayerische Landesbank, Street Bank & Trust, Landesbank-Baden- Wurttemberg, Wachovia Bank 3.620% due 5/2/07	7,931,000
		New York State Power Authority, TECP:
3,500,000	A-1+	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.630% due 5/1/07	3,500,000
		Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden- Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank:
25,000,000	A-1+	3.540% due 5/1/07	25,000,000
5,000,000	A-1+	3.600% due 5/1/07	5,000,000
8,000,000	A-1+	3.550% due 5/2/07	8,000,000
9,005,000	A-1+	3.600% due 5/4/07	9,005,000
40,000,000	A-1+	3.610% due 6/13/07	40,000,000
3,850,000	A-1+	Puerto Rico Electric Power Authority Revenue, Series PA-778R, PART FSA-Insured, LIQ-Merrill Lynch, 3.640%, 4/5/07 (a)(c)	3,850,000
2,000,000	A-1+	Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia, 3.620%, 4/4/07 (a)	2,000,000

		Total Utilities	238,686,000

Water & Sewer — 4.5%
10,000,000	A-1+	New York City Municipal Water Authority, TECP, Series 7, 3.650% due 6/6/07	10,000,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         17

Schedule of Investments (March 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Water & Sewer — 4.5% (continued)
$29,900,000	A-1+	New York City, NY, MFA Water & Sewer System Revenue, Second General Resolution, Series CC-1, SPA-Bank of Nova Scotia, 3.750%, 4/2/07 (a)	$29,900,000
		New York City, NY, Municipal Water Finance Authority:
10,300,000	A-1+	Series AA-3, SPA-Dexia Credit Local, 3.640%, 4/5/07 (a)	10,300,000
		Water & Sewer System Revenue:
		Fiscal 2003:
4,400,000	A-1+	Subordinated Series C-1, SPA-Depfa Bank PLC, 3.760%, 4/2/07 (a)	4,400,000
5,135,000	A-1+	Subordinated Series C-3, SPA-Depfa Bank PLC, 3.740%, 4/2/07 (a)	5,135,000
6,300,000	A-1+	Second Generation Resolution, Series CC-2, SPA-Bank of Nova Scotia, 3.750%, 4/2/07 (a)	6,300,000
3,100,000	A-1+	Series C, SPA-Dexia Credit Local, 3.800%, 4/2/07 (a)	3,100,000
16,175,000	A-1+	Series F-2, SPA-JPMorgan Chase, 3.650%, 4/4/07 (a)	16,175,000
		New York State Environmental Facilities Clean Water MSTC:
9,990,000	A-1	PART, Series 9040, Class A, LIQ-Bear Stearns, 3.650%, 4/5/07 (a)	9,990,000
9,170,000	A-1+	Series 9040, Class A, PART, 3.690%, 4/5/07 (a)	9,170,000

		Total Water & Sewer	104,470,000

		TOTAL INVESTMENTS — 97.7% (Cost — $2,257,590,512#)	2,257,590,512
		Other Assets in Excess of Liabilities — 2.3%	52,910,332

		TOTAL NET ASSETS — 100.0%	$2,310,500,844

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rating by Fitch Ratings Service. All ratings are unaudited.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 20 for definitions of ratings.

See Notes to Financial Statements.

18         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CSD	— Central School Distict
CTFS	— Certificates
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         19

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1

— Standard & Poor’s Ratings Service (“Standard & Poor’s”) highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s Investors Service (“Moody’s”) highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s Rating Service (“Fitch”) highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

20         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Statement of Assets and Liabilities (March 31, 2007)

ASSETS:
Investments, at amortized cost	$2,257,590,512
Cash	164,091
Receivable for Fund shares sold	54,187,947
Receivable for securities sold	33,129,723
Interest receivable	13,024,246
Prepaid expenses	39,313
Other assets	19,408

Total Assets	2,358,155,240

LIABILITIES:
Payable for Fund shares repurchased	46,154,491
Investment management fee payable	857,852
Distributions payable	203,999
Distribution fees payable	183,181
Trustees’ fees payable	78,091
Deferred compensation payable	31,761
Accrued expenses	145,021

Total Liabilities	47,654,396

Total Net Assets	$2,310,500,844

NET ASSETS:
Par value (Note 5)	$2,310,445
Paid-in capital in excess of par value	2,308,184,538
Accumulated net realized gain on investments	5,861

Total Net Assets	$2,310,500,844

Shares Outstanding:
Class A	2,136,440,203

Class I(1)	174,005,262

Net Asset Value:
Class A (and redemption price)	$1.00

Class I(1) (and redemption price)	$1.00

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         21

Statement of Operations (For the year ended March 31, 2007)

INVESTMENT INCOME:
Interest	$72,848,495

EXPENSES:
Investment management fee (Note 2)	8,977,031
Distribution fees (Notes 2 and 3)	1,919,239
Restructuring fees (Note 11)	112,968
Transfer agent fees (Note 3)	105,540
Trustees’ fees (Note 11)	86,288
Shareholder reports (Note 3)	65,572
Registration fees	46,511
Insurance	46,030
Legal fees	30,759
Audit and tax	28,795
Custody fees	16,289
Miscellaneous expenses	14,764

Total Expenses	11,449,786
Less: Fee waivers and/or expense reimbursements (Notes 2, 8 and 11)	(130,355)

Net Expenses	11,319,431

Net Investment Income	61,529,064

Net Realized Gain on Investment Transactions	58,264

Increase in Net Assets From Operations	$61,587,328

See Notes to Financial Statements.

22         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Statements of Changes in Net Assets (For the years ended March 31,)

	2007	2006
OPERATIONS:
Net investment income	$61,529,064	$39,454,545
Net realized gain	58,264	11,801

Increase in Net Assets From Operations	61,587,328	39,466,346

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(61,529,112)	(39,454,547)
Net realized gains	(52,403)	(32,395)

Decrease in Net Assets From Distributions to Shareholders	(61,581,515)	(39,486,942)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	9,269,657,979	8,051,658,283
Reinvestment of distributions	57,821,104	38,610,638
Cost of shares repurchased	(9,054,535,632)	(8,055,072,422)
Net assets of shares issued in connection with merger (Note 6)	66,604,189	—

Increase in Net Assets From Fund Share Transactions	339,547,640	35,196,499

Increase in Net Assets	339,553,453	35,175,903
NET ASSETS:
Beginning of year	1,970,947,391	1,935,771,488

End of year*	$2,310,500,844	$1,970,947,391

* Includes undistributed net investment income of:	—	$48

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         23

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class A Shares	2007		2006		2005		2004		2003
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.030		0.021		0.008		0.004		0.007
Net realized gain(1)	0.000		0.000		0.000		0.000		0.000

Total Income From Operations	0.030		0.021		0.008		0.004		0.007

Less Distributions From:
Net investment income	(0.030)		(0.021)		(0.008)		(0.004)		(0.007)
Net realized gains	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—

Total Distributions	(0.030)		(0.021)		(0.008)		(0.004)		(0.007)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(2)	3.03%		2.13%		0.86%		0.42%		0.74%

Net Assets, End of Year (millions)	$2,137		$1,806		$1,810		$1,915		$1,828

Ratios to Average Net Assets:
Gross expenses	0.56	%(3)	0.59%		0.60%		0.60%		0.64%
Net expenses(4)	0.56	(3)(5)	0.59	(5)	0.59	(5)	0.60		0.64
Net investment income	2.98		2.11		0.84		0.41		0.74

(1)	Amount represents less than $0.0005 per share.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.55% and 0.55%, respectively (Note 11).

(4)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class I Shares(1)	2007		2006	2005	2004(2)
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.031		0.022	0.010	0.002
Net realized gain(3)	0.000		0.000	0.000	0.000

Total Income From Operations	0.031		0.022	0.010	0.002

Less Distributions From:
Net investment income	(0.031)		(0.022)	(0.010)	(0.002)
Net realized gains(3)	(0.000)		(0.000)	(0.000)	(0.000)

Total Distributions	(0.031)		(0.022)	(0.010)	(0.002)

Net Asset Value, End of Year	$1.000		$1.000	$1.000	$1.000

Total Return(4)	3.13%		2.26%	0.98%	0.17%

Net Assets, End of Year (millions)	$174		$165	$126	$52

Ratios to Average Net Assets:
Gross expenses	0.45	%(5)	0.46%	0.48%	0.47	%(6)
Net expenses(7)	0.45	(5)(8)	0.46 (8)	0.47 (8)	0.47	(6)
Net investment income	3.08		2.27	1.00	0.51	(6)

(1)	On November 20, 2006, Class Y shares were renamed Class I shares.

(2)	For the period December 3, 2003 (inception date) to March 31, 2004.

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.45% and 0.45%, respectively (Note 11).

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         25

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

New York Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of the Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Western Asset New York Municipal Money Market Fund and is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

26         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassification.

2.	Investment Management Agreement and Other Transactions with Affiliates

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the year ended March 31, 2007, the Fund’s Class A and I shares had expense limitations in place of 0.80% and 0.70%, respectively.

During the year ended March 31, 2007, the Fund was reimbursed for expenses in the amount of $130,355.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Oper -

Western Asset New York Municipal Money Market Fund 2007 Annual Report         27

Notes to Financial Statements (continued)

ations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. Effective January 1, 2006, the Board of Trustees voted to discontinue offering the Plan to its members. This change will have no effect on fees previously deferred. As of March 31, 2007, the Fund had accrued $31,761 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$1,919,239	$105,528	$65,235
Class I*	—	12	337

Total	$1,919,239	$105,540	$65,572

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

4.	Distributions to Shareholders by Class

	Year Ended March 31, 2007	Year Ended March 31, 2006
Net Investment Income:
Class A	$57,240,736	$36,271,743
Class I*	4,288,376	3,182,804

Total	$61,529,112	$39,454,547

Net Realized Gains:
Class A	$49,290	$29,451
Class I*	3,113	2,944

Total	$52,403	$32,395

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

5.	Shares of Beneficial Interest

At March 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

28         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

Transactions in shares of each class were as follows:

	Year Ended March 31, 2007	Year Ended March 31, 2006
Class A
Shares sold	9,114,541,274	7,769,251,783
Shares issued on reinvestment	56,085,632	36,817,690
Shares repurchased	(8,839,723,124)	(7,809,906,378)

Net Increase (Decrease)	330,903,782	(3,836,905)

Class I*
Shares sold	155,116,717	282,406,500
Shares issued on reinvestment	1,735,472	1,792,948
Shares repurchased	(214,812,508)	(245,166,044)
Shares issued with merger (Note 6)	66,604,177	—

Net Increase	8,643,858	39,033,404

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

6.	Transfer of Net Assets

On March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners New York Municipal Money Market Fund, pursuant to a plan of reorganization approved by Legg Mason Partners New York Municipal Money Market Fund shareholders on January 19, 2007. Total shares issued by the Fund and the total net assets of the Legg Mason Partners New York Municipal Money Market Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Legg Mason Partners New York Municipal Money Market Fund	66,604,177	$66,604,189	$2,234,266,186

Total net assets of the Fund immediately after the transfer were $2,300,870,375. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7.	Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund made the following distributions:

Record Date Payable Date	Class A	Class I
Daily
4/30/07	$0.002478	$0.002559

Western Asset New York Municipal Money Market Fund 2007 Annual Report         29

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2007	2006
Distributions Paid From:
Tax-Exempt Income	$61,529,112	$39,454,547
Ordinary Income	—	9,365
Net Long-term Capital Gains	52,403	23,030

Total Taxable Distributions	$52,403	$32,395

Total Distributions Paid	$61,581,515	$39,486,942

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed

30         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under its respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other

Western Asset New York Municipal Money Market Fund 2007 Annual Report         31

Notes to Financial Statements (continued)

things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net invest -

32         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

ment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization

The Board and the shareholders of the Legg Mason Partners New York Municipal Money Market Fund (the “Acquired Fund”) and the Board of the Fund have approved an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and the assumption of all the liabilities of the Acquired Fund, in exchange for shares of the Fund. The reorganization occurred on March 2, 2007.

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portion of the costs that are borne by the fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary for expense cap purposes are not subject to the Fund’s expense limitation agreement. See also “Additional Shareholder Information” at the end of this report.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Western Asset New York Municipal Money Market Fund 2007 Annual Report         33

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset New York Municipal Money Market Fund (formerly New York Money Market Portfolio), a series of Legg Mason Partners Money Market Trust (formerly a series of Legg Mason Partners Municipal Funds) as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset New York Municipal Money Market Fund as of March 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2007

34         Western Asset New York Municipal Money Market Fund 2007 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Western Asset New York Municipal Money Market Fund (“Fund”) are managed under the direction of the Legg Mason Partners Money Market Trust (formerly known as Legg Mason Municipal Funds) (“Trust”) Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005); Chief Executive Officer, Landmark City (real estate development) (2001 to 2004); Executive Vice President, DigiGym Systems (personal fitness systems) (2001 to 2004); Chief Executive Officer, Motocity USA (Motorsport Racing) (2004 to 2005)	69	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial fitter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (2002 to 2003)	69	None

Western Asset New York Municipal Money Market Fund         35

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Jane F. Dasher c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	69	None

Mark T. Finn c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	69	None

Rainer Greeven c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	69	None

36         Western Asset New York Municipal Money Market Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Stephen Randolph Gross c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (1998 to 2003); Formerly, Partner, Capital Investment Advisory Partners (leverage buyout consulting) (2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (1998 to 2002)	69	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); Formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr. c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)	69	None

Diana R. Harrington c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	69	None

Susan M. Heilbron c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	69	None

Western Asset New York Municipal Money Market Fund         37

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Susan B. Kerley c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisers, LLC (investment consulting) (since 1990)	69	Chairman and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the Fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	69	Trustee, First Potomac Realty Trust (since 2005); Director, Xybemaut Corporation (Information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (Information technology) (1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (1977 to 2006)	69	None

38         Western Asset New York Municipal Money Market Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Interested Trustee:
R. Jay Gerken, CFA*** Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Trustee President, Chairman and Chief Executive Officer	Since 2002	Managing Director, Legg Mason; Chairman of the Board and Trustee/Director of 139 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President, LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason or its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (2002 to 2005); Formerly, Chairman, President and Chief Executive Officer, Travelers Investment Adviser Inc. (2002 to 2005)	139	None

Officers:
Frances M. Guggino Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)	N/A	N/A

Western Asset New York Municipal Money Market Fund         39

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Officers:
Ted P. Becker Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006	Director of Global Compliance at Legg Mason (since 2006), Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005); Prior to 2002, Managing Director - Internal Audit & Risk Review at Citigroup Inc.	N/A	N/A

John Chiota Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse	N/A	N/A

David Castano Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1971	Controller	Since 2007	Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)	N/A	N/A

40         Western Asset New York Municipal Money Market Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Matthew Plastina Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1970	Controller	Since 2007	Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007); Assistant Vice President of Legg Mason or its predecessor (since 1999)	N/A	N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)	N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a fund in the Legg Mason Partners fund complex.

***	Mr. Gerken is an “Interested person” of the Fund as defined in the Investment Company Act 1940, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

Western Asset New York Municipal Money Market Fund         41

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On January 12, 2007 a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Trustees (2) Agreement and Plan of Reorganization and (3) Revise and Convert Fundamental Investment Policies.

1. Election of Trustees

Nominees	Votes For	Authority Withheld	Abstentions
Elliot J. Berv	2,460,514,077.914	107,877,119.087	855.000
A. Benton Cocanougher	2,460,649,239.798	107,741,957.203	855.000
Jane F. Dasher	2,459,886,085.403	108,505,111.598	855.000
Mark T. Finn	2,461,110,589.854	107,280,607.147	855.000
Rainer Greeven	2,460,604,833.352	107,786,363.649	855.000
Stephen Randolph Gross	2,460,630,955.108	107,760,241.893	855.000
Richard E. Hanson, Jr.	2,460,650,073.071	107,741,123.930	855.000
Diana R. Harrington	2,461,328,194.449	107,063,002.552	855.000
Susan M. Heilbron	2,460,753,285.113	107,637,911.888	855.000
Susan B. Kerley	2,460,598,676.696	107,792,520.305	855.000
Alan G. Merten	2,460,668,803.704	107,722,393.297	855.000
R. Richardson Pettit	2,460,902,201.634	107,488,995.367	855.000
R. Jay Gerken, CFA	2,459,680,621.486	108,710,575.515	855.000

2. Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Reorganize as Corresponding Series of an Existing Trust	951,458,459.950	30,751,991.830	20,218,047.930	0.000

3. Revise and Convert Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Revise:
Borrowing Money	923,971,770.240	52,603,633.270	25,853,096.200	0.000
Underwriting	924,941,723.350	48,702,956.610	28,783,819.750	0.000
Lending	925,265,658.520	52,364,628.170	24,798,213.020	0.000
Issuing Senior Securities	930,342,848.080	48,600,254.180	23,485,397.450	0.000
Real Estate	925,748,695.070	52,452,540.880	24,227,263.760	0.000
Commodities	923,122,385.810	54,339,075.670	24,967,038.230	0.000
Concentration	927,748,488.060	51,148,430.020	23,531,581.630	0.000
Convert:
Investment Objective From Fundamental to Non-Fundamental	921,590,930.080	46,939,111.440	33,898,458.190	0.000

42         Western Asset New York Municipal Money Market Fund

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 2007 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the Fund paid a long-term capital gain distribution of $0.000025 to shareholders of record on November 29, 2006.

Please retain this information for your records.

Western Asset New York Municipal Money Market Fund         43

Western Asset New York Municipal Money Market Fund

TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
    Chairman

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

Western Asset New York Municipal Money Market Fund

The Fund is a separate investment fund of the Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Money Market Trust— Western Asset New York Municipal Money Market Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services LLC

Member NASD, SIPC

WAS04039 5/07	SR07-331

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, the Chairman of the Board’s Audit Committee and Jane F.Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2006 and March 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $182,500 in 2006 and $130,000 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (formerly known as Legg Mason Partners Municipal Funds) (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $14,600 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust and LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Money Market Trust

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Money Market Trust

Date: June 8, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Money Market Trust

Date: June 8, 2007